General information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda. We are an offshore drilling contractor providing worldwide offshore drilling services to the oil and gas industry. Our primary business is the ownership and operation of drillships, semi-submersible rigs and jackup rigs for operations in shallow to ultra-deepwater in both benign and harsh environments. We contract our drilling units to drill wells for our customers on a dayrate basis. Our customers include oil super-majors, state-owned national oil companies and independent oil and gas companies. In addition, we provide management services to certain affiliated entities. As of December 31, 2023, we owned a total of 19 drilling rigs, of which three were leased to the Gulfdrill LLC ("Gulfdrill") joint venture, one was leased to the Sonadrill joint venture, three were cold stacked and one was warm stacked. In addition to our owned assets, as of December 31, 2023, we managed two rigs owned by Sonangol.
As used herein, the term "Predecessor" refers to the financial position and results of operations of Seadrill Limited prior to, and including, February 22, 2022. This is also applicable to terms "we", "our", "Group" or "Company" in the context of events on and prior to February 22, 2022. As used herein, the term "Successor" refers to the financial position and results of operations of Seadrill Limited (previously Seadrill 2021 Limited) after February 22, 2022 (the "Effective Date"). This is also applicable to terms "new Successor", "we", "our", "Group" or "Company" in the context of events after February 22, 2022 (Successor).
The use herein of such terms as "Group", "organization", "we", "us", "our" and "its", or references to specific entities, is not intended to be a precise description of corporate relationships.
Basis of presentation
The Consolidated Financial Statements comply with generally accepted accounting principles in the United States of America ("US GAAP") and are presented in U.S. dollars ("US dollar", "$" or "US$") rounded to the nearest million, unless stated otherwise. They include the financial statements of Seadrill Limited and its consolidated subsidiaries.
In January 2022, we disposed of 65% of our equity interest in Paratus Energy Services Ltd ("PES") and in October 2022, we disposed of seven jackup units with contract in the Kingdom of Saudi Arabia (the "KSA Business"). Both transactions represented strategic shifts in Seadrill's operations which were deemed to have a major effect on its operations and financial results in 2022 and going forward and therefore both were reclassified as discontinued operations. As such, their results were reported separately in comparative periods.
Following the sale of the KSA Business, our organizational structure was simplified, consolidating our operations into a single segment. In light of this change, the information provided to the Chief Operating Decision Maker ("CODM") has been adapted to reflect the updated operational structure during the year ended December 31, 2023. As a result, we have updated the reportable segments disclosed externally from Harsh Environment Floaters, and Jackups to a single operating segment. This has been reflected for all periods covered by the report.
The financial information presented assumes we will continue as a going concern, able to realize our assets and discharge liabilities in the normal course of business as they come due.
Basis of consolidation
We consolidate companies where we control over 50% of voting rights, and entities where we hold a variable interest and are the primary beneficiary. A variable interest entity ("VIE") is a legal entity where equity at risk is not enough to finance its activities, or equity interest holders lack power to direct activities or receive expected returns. We are the primary beneficiary of a VIE when we have the power to direct activities that impact economic performance and the right to receive benefits or absorb losses. We exclude subsidiaries, even if fully owned, if we are not the primary beneficiary under the variable interest model. All intercompany balances and transactions have been eliminated.
Acquisition of Aquadrill LLC
On April 3, 2023 (the "Closing Date"), Seadrill completed the acquisition of Aquadrill LLC ("Aquadrill"), an offshore drilling rig owner. Pursuant to the Agreement and Plan of Merger (the "Merger Agreement") dated December 22, 2022, by and among Seadrill, Aquadrill (formerly Seadrill Partners LLC) and Seadrill Merger Sub, LLC, a Marshall Islands limited liability company ("Merger Sub"), Merger Sub merged with and into Aquadrill, with Aquadrill surviving the merger as a wholly owned subsidiary of Seadrill (the "Merger"). In connection with the Merger, and pursuant to the Merger Agreement, Seadrill exchanged consideration consisting of (i) 29.9 million Seadrill common shares, (ii) $30 million settled by tax withholding in lieu of common shares, and (iii) cash consideration of $1 million.
Through the acquisition of Aquadrill in April 2023, we added four drillships, one semi-submersible, and three tender-assist units to our fleet. Refer to Note 31 – "Business combinations" for further detail. The three tender-assist units were sold on July 28, 2023.
Emergence from Chapter 11 proceedings
On February 22, 2022, Seadrill Limited and certain of its subsidiaries which filed voluntary petitions for reorganization under Chapter 11 of the United States Bankruptcy Code in the Bankruptcy Court ("Debtors"), completed its comprehensive restructuring and emerged from Chapter 11 proceedings. Please refer to Note 4 – "Chapter 11" for further details.
Fresh start accounting
Seadrill qualified for fresh start accounting following its emergence from bankruptcy on the Effective Date, in accordance with the provisions set forth in ASC 852. This resulted in a new entity, the Successor, for financial reporting purposes, with no beginning retained earnings or loss as of the Effective Date.
Under fresh start accounting, Seadrill allocated the court approved reorganization value to its individual assets based on their estimated fair values on the Effective Date. Reorganization value represents the value of the reconstituted entity before considering liabilities and it approximates the amount a willing buyer would pay for the assets of the entity immediately after the restructuring.
Seadrill will continue to present financial information for any periods before the adoption of fresh start accounting for the Predecessor. The Predecessor and Successor Companies lack comparability, as required by ASC Topic 205, Presentation of Financial Statements. Therefore, "black-line" financial statements are presented to distinguish between the Predecessor and Successor Companies.
Refer to Note 5 – "Fresh Start Accounting" for further details.